UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Independence Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	6.2
Amazon.com, Inc.	4.5
Apple, Inc.	2.9
UnitedHealth Group, Inc.	2.7
JPMorgan Chase & Co.	2.6
Alphabet, Inc. Class C	2.3
Alphabet, Inc. Class A	2.2
Visa, Inc. Class A	2.2
Berkshire Hathaway, Inc. Class B	2.1
American Tower Corp.	2.1
29.8

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	27.6
Financials	14.6
Consumer Discretionary	12.2
Industrials	11.9
Health Care	11.0

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	98.0%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 6.5%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.6%
Entertainment - 2.9%
Live Nation Entertainment, Inc. (a)	136,800	$8,320
Netflix, Inc. (a)	141,200	48,471
The Walt Disney Co.	351,939	46,470
		103,261
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	71,500	79,115
Class C (a)	73,300	80,896
Facebook, Inc. Class A (a)	360,640	64,003
		224,014
Media - 1.4%
Charter Communications, Inc. Class A (a)	31,706	11,947
Comcast Corp. Class A	899,553	36,882
		48,829

TOTAL COMMUNICATION SERVICES		376,104

CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 3.6%
Domino's Pizza, Inc.	80,500	22,500
Hilton Worldwide Holdings, Inc.	257,800	23,058
McDonald's Corp.	325,600	64,557
Yum! Brands, Inc.	183,869	18,819
		128,934
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	90,400	160,466
Specialty Retail - 2.8%
The Home Depot, Inc.	374,500	71,099
TJX Companies, Inc.	569,600	28,645
		99,744
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy - Louis Vuitton SA	26,300	9,924
NIKE, Inc. Class B	401,400	30,964
		40,888

TOTAL CONSUMER DISCRETIONARY		430,032

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	136,350	32,667
Food Products - 0.2%
McCormick & Co., Inc. (non-vtg.)	44,801	6,991
Household Products - 0.1%
Church & Dwight Co., Inc.	62,384	4,642
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	152,800	24,605
Unilever NV (Certificaten Van Aandelen) (Bearer)	334,700	20,147
		44,752

TOTAL CONSUMER STAPLES		89,052

FINANCIALS - 14.6%
Banks - 6.0%
Bank of America Corp.	1,897,200	50,466
Citigroup, Inc.	399,100	24,804
HDFC Bank Ltd.	278,000	9,704
JPMorgan Chase & Co.	846,600	89,706
Wells Fargo & Co.	815,371	36,178
		210,858
Capital Markets - 3.9%
BlackRock, Inc. Class A	41,100	17,080
Charles Schwab Corp.	428,800	17,842
CME Group, Inc.	78,400	15,062
FactSet Research Systems, Inc.	22,649	6,301
IntercontinentalExchange, Inc.	168,600	13,861
Moody's Corp.	106,200	19,422
MSCI, Inc.	134,200	29,525
S&P Global, Inc.	94,100	20,126
		139,219
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	380,500	75,118
Insurance - 2.6%
AIA Group Ltd.	704,200	6,615
Aon PLC	70,900	12,767
Chubb Ltd.	210,200	30,704
Marsh & McLennan Companies, Inc.	239,500	22,896
The Travelers Companies, Inc.	115,700	16,842
		89,824

TOTAL FINANCIALS		515,019

HEALTH CARE - 11.0%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	141,394	16,074
Amgen, Inc.	92,014	15,339
		31,413
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	175,700	41,015
Boston Scientific Corp. (a)	1,211,900	46,549
Danaher Corp.	224,926	29,692
IDEXX Laboratories, Inc. (a)	18,000	4,496
Intuitive Surgical, Inc. (a)	65,700	30,541
Stryker Corp.	168,100	30,803
		183,096
Health Care Providers & Services - 3.6%
Humana, Inc.	140,200	34,329
UnitedHealth Group, Inc.	390,800	94,495
		128,824
Life Sciences Tools & Services - 1.3%
Mettler-Toledo International, Inc. (a)	16,800	12,148
Thermo Fisher Scientific, Inc.	128,566	34,325
		46,473

TOTAL HEALTH CARE		389,806

INDUSTRIALS - 11.9%
Aerospace & Defense - 4.2%
HEICO Corp. Class A	129,575	12,732
Lockheed Martin Corp.	85,400	28,911
Northrop Grumman Corp.	144,900	43,941
Raytheon Co.	80,991	14,133
TransDigm Group, Inc. (a)	42,156	18,589
United Technologies Corp.	237,904	30,047
		148,353
Commercial Services & Supplies - 1.7%
Cintas Corp.	70,435	15,625
Copart, Inc. (a)	206,600	14,768
Rollins, Inc.	484,768	18,213
Waste Connection, Inc. (United States)	128,187	12,132
		60,738
Electrical Equipment - 0.4%
AMETEK, Inc.	192,000	15,723
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	4,456	732
Roper Technologies, Inc.	62,400	21,461
		22,193
Machinery - 0.2%
Gardner Denver Holdings, Inc. (a)	158,849	5,396
Professional Services - 2.0%
CoStar Group, Inc. (a)	7,500	3,822
IHS Markit Ltd. (a)	644,975	37,015
TransUnion Holding Co., Inc.	256,900	16,837
Verisk Analytics, Inc.	95,400	13,356
		71,030
Road & Rail - 2.8%
DSV de Sammensluttede Vognmaend A/S	109,600	9,795
Lyft, Inc.	278,736	14,455
Norfolk Southern Corp.	211,600	41,292
Union Pacific Corp.	193,675	32,301
		97,843

TOTAL INDUSTRIALS		421,276

INFORMATION TECHNOLOGY - 27.6%
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	178,300	15,512
IT Services - 10.5%
Accenture PLC Class A	253,900	45,212
Broadridge Financial Solutions, Inc.	154,500	19,292
Fidelity National Information Services, Inc.	186,800	22,472
Fiserv, Inc. (a)	231,000	19,834
FleetCor Technologies, Inc. (a)	41,900	10,819
Gartner, Inc. (a)	69,200	10,470
Global Payments, Inc.	137,379	21,162
GoDaddy, Inc. (a)	230,299	17,134
Jack Henry & Associates, Inc.	69,300	9,094
MasterCard, Inc. Class A	283,200	71,222
PayPal Holdings, Inc. (a)	347,500	38,138
VeriSign, Inc. (a)	40,741	7,944
Visa, Inc. Class A	484,700	78,197
		370,990
Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp.	213,900	28,975
Software - 12.9%
Adobe, Inc. (a)	193,300	52,365
ANSYS, Inc. (a)	49,048	8,804
Autodesk, Inc. (a)	157,700	25,376
Citrix Systems, Inc.	52,376	4,930
Intuit, Inc.	220,000	53,867
Microsoft Corp.	1,778,400	219,948
Salesforce.com, Inc. (a)	237,900	36,020
ServiceNow, Inc. (a)	33,590	8,798
SS&C Technologies Holdings, Inc.	206,993	11,519
Synopsys, Inc. (a)	70,800	8,244
Tanium, Inc. Class B (a)(b)(c)	98,100	940
Workday, Inc. Class A (a)	128,100	26,148
		456,959
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	587,500	102,854

TOTAL INFORMATION TECHNOLOGY		975,290

MATERIALS - 2.1%
Chemicals - 2.1%
Ecolab, Inc.	132,200	24,337
Linde PLC	165,700	29,917
Sherwin-Williams Co.	47,700	20,008
		74,262
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp.	352,600	73,612
Crown Castle International Corp.	280,400	36,455
Equinix, Inc.	32,592	15,833
Prologis, Inc.	252,108	18,573
SBA Communications Corp. Class A (a)	96,900	20,970
		165,443
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	165,400	32,784
TOTAL COMMON STOCKS
(Cost $2,644,640)		3,469,068

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (b)(c)	7,644,500	1,854
Series D (b)(c)	1,443,299	350
		2,204
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (b)(c)	119,195	1,400
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,148)		3,604

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.41% (d)
(Cost $71,375)	71,361,193	71,375
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,719,163)		3,544,047
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,994)
NET ASSETS - 100%		$3,539,053

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,544,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400
Neutron Holdings, Inc. Series C	7/3/18	$1,398
Neutron Holdings, Inc. Series D	1/25/19	$350
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$681
Fidelity Securities Lending Cash Central Fund	5
Total	$686

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$376,104	$376,104	$--	$--
Consumer Discretionary	432,236	420,108	9,924	2,204
Consumer Staples	89,052	68,905	20,147	--
Financials	515,019	498,700	16,319	--
Health Care	389,806	389,806	--	--
Industrials	421,276	406,821	14,455	--
Information Technology	976,690	974,350	--	2,340
Materials	74,262	74,262	--	--
Real Estate	165,443	165,443	--	--
Utilities	32,784	32,784	--	--
Money Market Funds	71,375	71,375	--	--
Total Investments in Securities:	$3,544,047	$3,478,658	$60,845	$4,544

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,647,788)	$3,472,672
Fidelity Central Funds (cost $71,375)	71,375
Total Investment in Securities (cost $2,719,163)		$3,544,047
Foreign currency held at value (cost $5)		5
Receivable for investments sold		59,069
Receivable for fund shares sold		184
Dividends receivable		4,427
Distributions receivable from Fidelity Central Funds		121
Prepaid expenses		1
Other receivables		99
Total assets		3,607,953
Liabilities
Payable for investments purchased	$64,892
Payable for fund shares redeemed	1,836
Accrued management fee	1,626
Other affiliated payables	448
Other payables and accrued expenses	98
Total liabilities		68,900
Net Assets		$3,539,053
Net Assets consist of:
Paid in capital		$2,542,333
Total distributable earnings (loss)		996,720
Net Assets		$3,539,053
Net Asset Value and Maximum Offering Price
Independence:
Net Asset Value, offering price and redemption price per share ($3,280,748 ÷ 93,257 shares)		$35.18
Class K:
Net Asset Value, offering price and redemption price per share ($258,305 ÷ 7,339 shares)		$35.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$22,063
Non-Cash dividends		1,278
Income from Fidelity Central Funds		686
Total income		24,027
Expenses
Management fee
Basic fee	$9,514
Performance adjustment	(1,612)
Transfer agent fees	2,104
Accounting and security lending fees	506
Custodian fees and expenses	30
Independent trustees' fees and expenses	10
Registration fees	35
Audit	38
Legal	7
Miscellaneous	13
Total expenses before reductions	10,645
Expense reductions	(44)
Total expenses after reductions		10,601
Net investment income (loss)		13,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	164,710
Foreign currency transactions	(56)
Total net realized gain (loss)		164,654
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,811)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(61,812)
Net gain (loss)		102,842
Net increase (decrease) in net assets resulting from operations		$116,268

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,426	$29,000
Net realized gain (loss)	164,654	373,689
Change in net unrealized appreciation (depreciation)	(61,812)	(237,242)
Net increase (decrease) in net assets resulting from operations	116,268	165,447
Distributions to shareholders	(367,006)	(469,108)
Share transactions - net increase (decrease)	148,297	27,406
Total increase (decrease) in net assets	(102,441)	(276,255)
Net Assets
Beginning of period	3,641,494	3,917,749
End of period	$3,539,053	$3,641,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.38	$41.90	$35.38	$39.08	$40.89	$35.10
Income from Investment Operations
Net investment income (loss)A	.13	.29	.40B	.20	.05	.10
Net realized and unrealized gain (loss)	.57	1.25	8.21	(1.44)	.13	5.80
Total from investment operations	.70	1.54	8.61	(1.24)	.18	5.90
Distributions from net investment income	(.22)	(.41)	(.18)	(.03)	(.04)	(.11)
Distributions from net realized gain	(3.68)	(4.65)	(1.91)	(2.43)	(1.95)	–
Total distributions	(3.90)	(5.06)	(2.09)	(2.46)	(1.99)	(.11)
Net asset value, end of period	$35.18	$38.38	$41.90	$35.38	$39.08	$40.89
Total ReturnC,D	3.46%	3.99%	25.72%	(3.15)%	.63%	16.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.50%	.48%	.54%	.86%	.73%
Expenses net of fee waivers, if any	.61%G	.50%	.48%	.54%	.86%	.73%
Expenses net of all reductions	.61%G	.49%	.48%	.54%	.86%	.73%
Net investment income (loss)	.75%G	.73%	1.06%B	.59%	.12%	.27%
Supplemental Data
Net assets, end of period (in millions)	$3,281	$3,342	$3,564	$3,262	$3,910	$4,251
Portfolio turnover rateH	95%G	46%	62%	76%	48%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.42	$41.94	$35.41	$39.12	$40.93	$35.14
Income from Investment Operations
Net investment income (loss)A	.14	.32	.43B	.23	.08	.14
Net realized and unrealized gain (loss)	.58	1.25	8.22	(1.45)	.14	5.79
Total from investment operations	.72	1.57	8.65	(1.22)	.22	5.93
Distributions from net investment income	(.25)	(.44)	(.22)	(.06)	(.08)	(.14)
Distributions from net realized gain	(3.68)	(4.65)	(1.91)	(2.43)	(1.95)	–
Total distributions	(3.94)C	(5.09)	(2.12)D	(2.49)	(2.03)	(.14)
Net asset value, end of period	$35.20	$38.42	$41.94	$35.41	$39.12	$40.93
Total ReturnE,F	3.51%	4.08%	25.84%	(3.08)%	.73%	16.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.42%	.40%	.45%	.78%	.64%
Expenses net of fee waivers, if any	.53%I	.42%	.40%	.45%	.78%	.64%
Expenses net of all reductions	.53%I	.41%	.39%	.45%	.77%	.64%
Net investment income (loss)	.83%I	.81%	1.15%B	.68%	.20%	.36%
Supplemental Data
Net assets, end of period (in millions)	$258	$299	$354	$348	$493	$668
Portfolio turnover rateJ	95%I	46%	62%	76%	48%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $3.94 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $3.682 per share.

 D Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $54 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$867,080
Gross unrealized depreciation	(42,599)
Net unrealized appreciation (depreciation)	$824,481
Tax cost	$2,719,566

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,654,738 and $1,884,237, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Independence	$2,041.13
Class K	63.05
	$2,104

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $52 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5. During the period there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

During the period, these credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Independence	$8

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Independence	$336,666	$426,623
Class K	30,340	42,485
Total	$367,006	$469,108

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Independence
Shares sold	565	1,442	$19,520	$57,236
Reinvestment of distributions	10,842	11,131	328,824	416,289
Shares redeemed	(5,229)	(10,563)	(181,273)	(418,873)
Net increase (decrease)	6,178	2,010	$167,071	$54,652
Class K
Shares sold	400	760	$13,212	$30,044
Reinvestment of distributions	1,000	1,136	30,340	42,485
Shares redeemed	(1,851)	(2,539)	(62,326)	(99,775)
Net increase (decrease)	(451)	(643)	$(18,774)	$(27,246)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Independence	.61%
Actual		$1,000.00	$1,034.60	$3.09
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.53%
Actual		$1,000.00	$1,035.10	$2.69
Hypothetical-C		$1,000.00	$1,022.29	$2.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Independence Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2016, December 2016, and June 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Independence Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Independence Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FRE-SANN-0719
1.479485.121

Fidelity® Convertible Securities Fund Semi-Annual Report May 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
DISH Network Corp. 3.375% 8/15/26	2.2
Wells Fargo & Co. 7.50%	2.1
Caesars Entertainment Corp. 5% 10/1/24	1.8
Bank of America Corp. Series L, 7.25%	1.8
Liberty Media Corp. 1.375% 10/15/23	1.7
Becton, Dickinson & Co. Series A, 6.125%	1.6
Microchip Technology, Inc. 1.625% 2/15/25	1.6
Advanced Micro Devices, Inc. 2.125% 9/1/26	1.6
Vistra Energy Corp. 7.00%	1.5
Microchip Technology, Inc. 1.625% 2/15/27	1.4
17.3

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	36.6
Health Care	14.8
Communication Services	12.0
Financials	6.5
Consumer Discretionary	6.4

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Convertible Securities	88.2%
Stocks	7.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 9.5%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 72.1%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 0.3%
Intelsat SA 4.5% 6/15/25 (a)	$4,075	$5,332
Entertainment - 1.5%
iQIYI, Inc.:
2% 4/1/25 (a)	2,000	1,815
3.75% 12/1/23 (a)	1,699	1,726
Live Nation Entertainment, Inc. 2.5% 3/15/23	5,050	5,734
Pandora Media, Inc. 1.75% 12/1/23	4,943	5,412
World Wrestling Entertainment, Inc. 3.375% 12/15/23	2,245	6,744
		21,431
Interactive Media & Services - 1.3%
Twitter, Inc. 0.25% 6/15/24 (a)	14,822	14,476
Weibo Corp. 1.25% 11/15/22	799	697
Zillow Group, Inc.:
1.5% 7/1/23	2,000	1,921
2% 12/1/21	1,900	2,088
		19,182
Media - 7.3%
DISH Network Corp.:
2.375% 3/15/24	11,065	9,600
3.375% 8/15/26	33,847	31,104
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,437
GCI Liberty, Inc. 1.75% 9/30/46 (a)	10,375	11,698
Liberty Media Corp.:
1% 1/30/23	7,520	8,740
1.375% 10/15/23	22,771	24,934
2.125% 3/31/48 (a)	2,830	2,685
2.25% 9/30/46	15,500	7,866
2.25% 12/1/48 (a)	1,300	1,400
3.5% 1/15/31	7,240	5,818
		105,282
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. 1% 10/1/23 (a)	6,550	5,540

TOTAL COMMUNICATION SERVICES		156,767

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
Veoneer, Inc. 4% 6/1/24	1,500	1,458
Automobiles - 0.0%
Tesla, Inc.:
1.25% 3/1/21	175	156
2% 5/15/24	162	142
2.375% 3/15/22	156	141
		439
Diversified Consumer Services - 0.2%
Chegg, Inc.:
0.125% 3/15/25 (a)	1,600	1,556
0.25% 5/15/23	990	1,481
		3,037
Hotels, Restaurants & Leisure - 2.5%
Caesars Entertainment Corp. 5% 10/1/24	18,414	26,123
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	2,200	2,070
Sea Ltd. 2.25% 7/1/23 (a)	5,062	8,099
		36,292
Internet & Direct Marketing Retail - 2.9%
Baozun, Inc. 1.625% 5/1/24 (a)	1,500	1,470
Etsy, Inc. 0% 3/1/23	4,505	8,240
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	1,480	1,449
MercadoLibre, Inc. 2% 8/15/28 (a)	8,748	12,756
Quotient Technology, Inc. 1.75% 12/1/22	2,720	2,624
The Booking Holdings, Inc.:
0.35% 6/15/20	5,906	7,618
0.9% 9/15/21	6,635	7,232
Wayfair LLC:
0.375% 9/1/22	110	165
1.125% 11/1/24 (a)	120	172
		41,726
Specialty Retail - 0.2%
Guess?, Inc. 2% 4/15/24 (a)	3,000	2,766

TOTAL CONSUMER DISCRETIONARY		85,718

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Herbalife Nutrition Ltd.:
2% 8/15/19	596	613
2.625% 3/15/24	169	159
		772
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	883	667
Oil States International, Inc. 1.5% 2/15/23	1,275	1,107
Transocean, Inc. 0.5% 1/30/23	800	774
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)(c)	20,000	600
		3,148
Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp. 5.5% 9/15/26	4,682	3,792
Oasis Petroleum, Inc. 2.625% 9/15/23	2,405	2,165
PDC Energy, Inc. 1.125% 9/15/21	1,716	1,566
Scorpio Tankers, Inc. 3% 5/15/22	12,649	12,215
Ship Finance International Ltd. 4.875% 5/1/23	1,600	1,596
SM Energy Co. 1.5% 7/1/21	3,500	3,150
Teekay Corp. 5% 1/15/23	1,180	932
		25,416

TOTAL ENERGY		28,564

FINANCIALS - 2.6%
Banks - 0.1%
Hope Bancorp, Inc. 2% 5/15/38 (a)	700	616
Diversified Financial Services - 1.5%
Alteryx, Inc. 0.5% 6/1/23 (a)	1,600	3,285
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (a)	6,420	6,404
2% 1/15/30 (a)	6,420	6,500
IAC Financeco, Inc. 0.875% 10/1/22 (a)	3,860	5,898
		22,087
Insurance - 0.5%
AXA SA 7.25% 5/15/21 (a)	6,880	6,978
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.375% 4/1/23	1,000	999
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc. 0.625% 6/1/22	3,250	6,141

TOTAL FINANCIALS		36,821

HEALTH CARE - 12.1%
Biotechnology - 3.9%
Acorda Therapeutics, Inc. 1.75% 6/15/21	2,800	2,443
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	2,500	2,192
Array BioPharma, Inc. 2.625% 12/1/24 (a)	1,625	3,040
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	640	647
1.5% 10/15/20	565	624
Clovis Oncology, Inc. 2.5% 9/15/21	4,929	4,289
Exact Sciences Corp.:
0.375% 3/15/27	5,450	6,284
1% 1/15/25	5,400	8,454
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,330	1,122
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	724	732
3.25% 7/1/23	999	913
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	2,850	3,032
Neurocrine Biosciences, Inc. 2.25% 5/15/24	5,290	6,963
PTC Therapeutics, Inc. 3% 8/15/22	600	642
Repligen Corp. 2.125% 6/1/21	1,575	3,467
Retrophin, Inc. 2.5% 9/15/25	2,200	1,920
Sarepta Therapeutics, Inc. 1.5% 11/15/24	5,726	10,136
		56,900
Health Care Equipment & Supplies - 2.6%
CONMED Corp. 2.625% 2/1/24 (a)	2,350	2,562
DexCom, Inc.:
0.75% 5/15/22	5,110	6,996
0.75% 12/1/23 (a)	6,275	6,617
Insulet Corp. 1.375% 11/15/24	3,440	4,584
Nevro Corp. 1.75% 6/1/21	850	856
NuVasive, Inc. 2.25% 3/15/21	3,250	3,662
Wright Medical Group NV 2.25% 11/15/21	2,800	4,241
Wright Medical Group, Inc. 1.625% 6/15/23 (a)	6,815	7,587
		37,105
Health Care Providers & Services - 0.7%
Molina Healthcare, Inc. 1.125% 1/15/20	667	2,320
WellPoint, Inc. 2.75% 10/15/42	2,199	8,454
		10,774
Health Care Technology - 0.8%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	2,270	2,165
Teladoc Health, Inc.:
1.375% 5/15/25	3,425	4,586
3% 12/15/22	2,865	4,407
		11,158
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc. 2.5% 3/15/23	4,600	3,595
Illumina, Inc.:
0% 8/15/23 (a)	5,859	6,247
0.5% 6/15/21	8,183	11,114
		20,956
Pharmaceuticals - 2.7%
Dermira, Inc. 3% 5/15/22	3,920	3,388
Innoviva, Inc.:
2.125% 1/15/23	2,000	2,033
2.5% 8/15/25	1,150	1,219
Isis Pharmaceuticals, Inc. 1% 11/15/21	5,224	6,246
Jazz Investments I Ltd.:
1.5% 8/15/24	7,500	7,087
1.875% 8/15/21	8,690	8,538
Pacira Biosciences, Inc. 2.375% 4/1/22	1,900	1,939
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	4,330	4,069
The Medicines Co.:
2.75% 7/15/23	1,129	1,089
3.5% 1/15/24 (a)	380	600
Theravance Biopharma, Inc. 3.25% 11/1/23	2,570	2,172
		38,380

TOTAL HEALTH CARE		175,273

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	2,890	4,584
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. 2.5% 5/1/20	3,050	2,991
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23	3,180	2,748
Construction & Engineering - 0.3%
Dycom Industries, Inc. 0.75% 9/15/21	3,958	3,797
Electrical Equipment - 0.7%
Fortive Corp. 0.875% 2/15/22 (a)	10,177	10,293
SolarCity Corp. 1.625% 11/1/19	150	140
		10,433
Machinery - 0.4%
Chart Industries, Inc. 1% 11/15/24 (a)	3,300	4,700
Greenbrier Companies, Inc. 2.875% 2/1/24	1,211	1,143
Meritor, Inc. 3.25% 10/15/37	634	617
		6,460
Professional Services - 1.0%
FTI Consulting, Inc. 2% 8/15/23 (a)	12,911	13,750
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24	1,900	2,024

TOTAL INDUSTRIALS		46,787

INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. 5% 3/15/24 (a)	1,514	1,277
CalAmp Corp. 2% 8/1/25 (a)	1,500	1,152
InterDigital, Inc.:
1.5% 3/1/20	2,950	3,043
2% 6/1/24 (a)	2,460	2,484
Liberty Interactive LLC 1.75% 9/30/46 (a)	4,859	5,886
Lumentum Holdings, Inc. 0.25% 3/15/24	4,062	4,092
Viavi Solutions, Inc.:
1% 3/1/24	400	441
1.75% 6/1/23 (a)	400	438
		18,813
Electronic Equipment & Components - 0.3%
II-VI, Inc. 0.25% 9/1/22	400	394
Knowles Corp. 3.25% 11/1/21	1,900	2,096
TTM Technologies, Inc. 1.75% 12/15/20	1,505	1,599
		4,089
IT Services - 4.6%
Akamai Technologies, Inc. 0.125% 5/1/25	9,800	10,066
Carbonite, Inc. 2.5% 4/1/22	1,700	1,942
Euronet Worldwide, Inc. 0.75% 3/15/49 (a)	2,800	3,234
KBR, Inc. 2.5% 11/1/23 (a)	3,200	3,491
MongoDB, Inc. 0.75% 6/15/24 (a)	2,450	5,205
Okta, Inc. 0.25% 2/15/23	4,539	10,882
Perficient, Inc. 2.375% 9/15/23 (a)	760	782
Square, Inc.:
0.375% 3/1/22	1,541	4,177
0.5% 5/15/23 (a)	7,202	7,900
Twilio, Inc. 0.25% 6/1/23	4,664	9,098
Unisys Corp. 5.5% 3/1/21	1,700	2,072
Wix.com Ltd. 0% 7/1/23 (a)	6,206	7,462
		66,311
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. 2.125% 9/1/26	6,387	22,387
Cree, Inc. 0.875% 9/1/23 (a)	7,987	9,097
Cypress Semiconductor Corp.:
2% 2/1/23	660	714
4.5% 1/15/22	5,980	8,425
Inphi Corp.:
0.75% 9/1/21	1,950	2,056
1.125% 12/1/20	1,650	2,023
Intel Corp. 3.25% 8/1/39	2,355	5,096
Microchip Technology, Inc.:
1.625% 2/15/25	13,869	22,457
1.625% 2/15/27	18,737	20,433
2.25% 2/15/37	7,336	7,962
Micron Technology, Inc. 3.125% 5/1/32	1,800	5,880
Novellus Systems, Inc. 2.625% 5/15/41	2,272	12,194
NXP Semiconductors NV 1% 12/1/19	9,010	9,224
ON Semiconductor Corp.:
1% 12/1/20	6,369	7,232
1.625% 10/15/23	6,783	7,704
Rambus, Inc. 1.375% 2/1/23	1,580	1,502
Silicon Laboratories, Inc. 1.375% 3/1/22	120	140
Synaptics, Inc. 0.5% 6/15/22	1,800	1,583
Teradyne, Inc. 1.25% 12/15/23	5,623	8,258
		154,367
Software - 14.9%
8x8, Inc. 0.5% 2/1/24 (a)	1,260	1,425
Atlassian, Inc. 0.625% 5/1/23	8,250	13,519
Avaya Holdings Corp. 2.25% 6/15/23 (a)	5,400	4,822
Benefitfocus, Inc. 1.25% 12/15/23 (a)	2,958	2,677
Coupa Software, Inc. 0.375% 1/15/23 (a)	3,449	8,554
DocuSign, Inc. 0.5% 9/15/23 (a)	5,350	5,691
Everbridge, Inc. 1.5% 11/1/22	1,720	4,069
FireEye, Inc.:
0.875% 6/1/24 (a)	6,800	6,609
1.625% 6/1/35	5,840	5,475
Five9, Inc. 0.125% 5/1/23	3,250	4,499
Guidewire Software, Inc. 1.25% 3/15/25	2,950	3,245
HubSpot, Inc. 0.25% 6/1/22	3,420	6,416
j2 Global, Inc. 3.25% 6/15/29	3,200	4,281
LivePerson, Inc. 0.75% 3/1/24 (a)	7,822	7,898
New Relic, Inc. 0.5% 5/1/23	6,400	7,323
Nice Systems, Inc. 1.25% 1/15/24	4,015	6,922
Nuance Communications, Inc.:
1% 12/15/35	3,690	3,467
1.25% 4/1/25	683	684
Nutanix, Inc. 0% 1/15/23	8,351	7,942
Palo Alto Networks, Inc. 0.75% 7/1/23 (a)	12,176	12,593
Pluralsight, Inc. 0.375% 3/1/24 (a)	4,700	5,076
PROS Holdings, Inc.:
1% 5/15/24 (a)	2,520	2,716
2% 6/1/47	2,000	2,514
Q2 Holdings, Inc. 0.75% 2/15/23	2,100	2,884
Rapid7, Inc. 1.25% 8/1/23 (a)	2,145	3,028
RealPage, Inc. 1.5% 11/15/22	2,800	4,179
Red Hat, Inc. 0.25% 10/1/19	550	1,376
RingCentral, Inc. 0% 3/15/23	4,635	7,223
ServiceNow, Inc. 0% 6/1/22	8,921	17,557
Splunk, Inc.:
0.5% 9/15/23 (a)	10,645	11,110
1.125% 9/15/25 (a)	7,818	8,327
Verint Systems, Inc. 1.5% 6/1/21	2,600	2,829
Workday, Inc.:
0.25% 10/1/22	11,768	17,495
1.5% 7/15/20	1,749	4,381
Zendesk, Inc. 0.25% 3/15/23	4,840	7,100
		215,906
Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. 2.25% 11/15/23 (a)	700	824
Pure Storage, Inc. 0.125% 4/15/23	4,920	4,701
Western Digital Corp. 1.5% 2/1/24 (a)	12,619	10,793
		16,318

TOTAL INFORMATION TECHNOLOGY		475,804

MATERIALS - 1.2%
Metals & Mining - 1.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	1,870	3,071
Cleveland-Cliffs, Inc. 1.5% 1/15/25	2,424	3,001
Endeavour Mining Corp. 3% 2/15/23 (a)	3,160	2,988
Royal Gold, Inc. 2.875% 6/15/19	2,500	2,497
SSR Mining, Inc.:
2.5% 4/1/39 (a)	2,360	2,282
2.875% 2/1/33	3,285	3,246
		17,085
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Starwood Waypoint Homes 3.5% 1/15/22	1,900	2,248
Real Estate Management & Development - 0.4%
Extra Space Storage LP 3.125% 10/1/35 (a)	2,700	3,208
Redfin Corp. 1.75% 7/15/23	2,270	1,993
		5,201

TOTAL REAL ESTATE		7,449

UTILITIES - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	2,850	2,789
NRG Energy, Inc. 2.75% 6/1/48 (a)	8,997	9,292
		12,081
TOTAL CONVERTIBLE BONDS
(Cost $989,424)		1,043,121
	Shares	Value (000s)

Common Stocks - 7.1%
COMMUNICATION SERVICES - 1.2%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (d)	6,400	7,082
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (d)	133,984	9,840

TOTAL COMMUNICATION SERVICES		16,922

CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (d)	3,900	6,923
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Walmart, Inc.	51,400	5,214
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
DHT Holdings, Inc.	1,040,000	5,782
Scorpio Tankers, Inc.	361,300	9,405
		15,187
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (e)	1,036,800	10,026
Electronic Equipment & Components - 0.4%
Corning, Inc.	178,400	5,145
IT Services - 0.2%
Euronet Worldwide, Inc. (d)	22,597	3,503
Semiconductors & Semiconductor Equipment - 1.5%
Lam Research Corp.	22,950	4,007
NXP Semiconductors NV	50,000	4,408
Qualcomm, Inc.	189,900	12,689
		21,104
Software - 0.7%
Microsoft Corp.	83,400	10,315
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	20,300	3,554

TOTAL INFORMATION TECHNOLOGY		53,647

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group, Inc.	26,500	4,295
TOTAL COMMON STOCKS
(Cost $98,114)		102,188

Convertible Preferred Stocks - 16.1%
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. 4.875%	177,900	17,360
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	4,100	82
FINANCIALS - 3.9%
Banks - 3.9%
Bank of America Corp. Series L, 7.25%	19,520	26,021
Wells Fargo & Co. 7.50%	23,059	30,599
		56,620
HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 2.7%
Becton, Dickinson & Co. Series A, 6.125%	400,300	23,265
Danaher Corp. 4.75%	15,200	15,940
		39,205
INDUSTRIALS - 2.3%
Electrical Equipment - 0.7%
Fortive Corp. Series A, 5.00%	10,690	10,546
Machinery - 0.9%
Colfax Corp. 5.75%	41,400	4,800
Rexnord Corp. Series A, 5.75%	41,837	2,298
Stanley Black & Decker, Inc. 5.375%	57,400	5,376
		12,474
Trading Companies & Distributors - 0.7%
Avantor, Inc. Series A 6.25%	156,100	9,578

TOTAL INDUSTRIALS		32,598

MATERIALS - 0.5%
Chemicals - 0.5%
International Flavors & Fragrances, Inc. 6.00%	132,400	6,845
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle International Corp. Series A, 6.875%	16,207	19,158
QTS Realty Trust, Inc. 6.50%	13,000	1,445
		20,603
UTILITIES - 4.1%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 6.125%	56,000	2,948
NextEra Energy, Inc. 6.123%	167,600	10,652
Vistra Energy Corp. 7.00%	220,000	21,076
		34,676
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	14,600	744
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	31,450	1,486
Series B, 7.00%	71,100	3,559
Dominion Resources, Inc. Series A, 6.75%	59,800	2,954
DTE Energy Co. 6.50%	18,000	1,002
Sempra Energy:
6.75%	6,700	732
Series A, 6.00%	96,600	10,534
		20,267
Water Utilities - 0.3%
Aqua America, Inc. 6.00%	74,500	4,124

TOTAL UTILITIES		59,811

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $217,047)		233,124

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.41% (f)	83,432,347	83,449
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	270,974	271
TOTAL MONEY MARKET FUNDS
(Cost $83,720)		83,720
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,388,305)		1,462,153
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,707)
NET ASSETS - 100%		$1,446,446

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,892,000 or 22.3% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$170
Fidelity Securities Lending Cash Central Fund	0
Total	$170

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$16,922	$16,922	$--	$--
Consumer Discretionary	6,923	6,923	--	--
Consumer Staples	22,574	5,214	17,360	--
Energy	15,269	15,187	82	--
Financials	56,620	--	56,620	--
Health Care	39,205	--	39,205	--
Industrials	32,598	--	32,598	--
Information Technology	53,647	53,647	--	--
Materials	6,845	--	6,845	--
Real Estate	24,898	4,295	20,603	--
Utilities	59,811	5,126	54,685	--
Corporate Bonds	1,043,121	--	1,042,521	600
Money Market Funds	83,720	83,720	--	--
Total Investments in Securities:	$1,462,153	$191,034	$1,270,519	$600

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	2.0%
BBB	3.7%
BB	8.9%
B	7.1%
CCC,CC,C	0.3%
Not Rated	50.1%
Equities	23.2%
Short-Term Investments and Net Other Assets	4.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $262) — See accompanying schedule: Unaffiliated issuers (cost $1,304,585)	$1,378,433
Fidelity Central Funds (cost $83,720)	83,720
Total Investment in Securities (cost $1,388,305)		$1,462,153
Receivable for investments sold		2,903
Receivable for fund shares sold		346
Dividends receivable		936
Interest receivable		3,785
Distributions receivable from Fidelity Central Funds		48
Other receivables		9
Total assets		1,470,180
Liabilities
Payable for investments purchased	$21,984
Payable for fund shares redeemed	821
Accrued management fee	381
Distribution and service plan fees payable	20
Other affiliated payables	223
Other payables and accrued expenses	34
Collateral on securities loaned	271
Total liabilities		23,734
Net Assets		$1,446,446
Net Assets consist of:
Paid in capital		$1,356,609
Total distributable earnings (loss)		89,837
Net Assets		$1,446,446
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,406 ÷ 766.90 shares)(a)		$27.91
Maximum offering price per share (100/94.25 of $27.91)		$29.61
Class M:
Net Asset Value and redemption price per share ($5,962 ÷ 213.43 shares)(a)		$27.93
Maximum offering price per share (100/96.50 of $27.93)		$28.94
Class C:
Net Asset Value and offering price per share ($15,694 ÷ 565.88 shares)(a)		$27.73
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,352,021 ÷ 48,240.51 shares)		$28.03
Class I:
Net Asset Value, offering price and redemption price per share ($48,944 ÷ 1,749.20 shares)		$27.98
Class Z:
Net Asset Value, offering price and redemption price per share ($2,419 ÷ 86.44 shares)		$27.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$5,840
Interest		8,719
Income from Fidelity Central Funds		170
Total income		14,729
Expenses
Management fee
Basic fee	$3,069
Performance adjustment	(1,114)
Transfer agent fees	1,055
Distribution and service plan fees	120
Accounting and security lending fees	221
Custodian fees and expenses	11
Independent trustees' fees and expenses	4
Registration fees	108
Audit	46
Legal	2
Interest	2
Miscellaneous	4
Total expenses before reductions	3,528
Expense reductions	(25)
Total expenses after reductions		3,503
Net investment income (loss)		11,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,206
Total net realized gain (loss)		30,206
Change in net unrealized appreciation (depreciation) on investment securities		44,912
Net gain (loss)		75,118
Net increase (decrease) in net assets resulting from operations		$86,344

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,226	$42,376
Net realized gain (loss)	30,206	107,250
Change in net unrealized appreciation (depreciation)	44,912	(92,594)
Net increase (decrease) in net assets resulting from operations	86,344	57,032
Distributions to shareholders	(84,561)	(76,808)
Share transactions - net increase (decrease)	91,572	(154,490)
Total increase (decrease) in net assets	93,355	(174,266)
Net Assets
Beginning of period	1,353,091	1,527,357
End of period	$1,446,446	$1,353,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.07	$28.49	$26.85	$29.56	$33.42	$30.79
Income from Investment Operations
Net investment income (loss)A	.18	.76B	.75	.81C	.66	.51
Net realized and unrealized gain (loss)	1.40	.25	2.02D	(.69)	(2.81)	2.81E
Total from investment operations	1.58	1.01	2.77	.12	(2.15)	3.32
Distributions from net investment income	(.23)	(.85)	(.71)	(.83)	(.61)	(.48)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)	(.21)
Total distributions	(1.74)	(1.43)	(1.13)	(2.83)	(1.71)	(.69)
Net asset value, end of period	$27.91	$28.07	$28.49	$26.85	$29.56	$33.42
Total ReturnF,G,H	6.41%	3.60%	10.57%D	.83%	(6.60)%	10.95%E
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.75%	.74%	.73%	.84%	.86%
Expenses net of fee waivers, if any	.78%K	.75%	.74%	.73%	.84%	.85%
Expenses net of all reductions	.78%K	.75%	.74%	.73%	.84%	.85%
Net investment income (loss)	1.32%K	2.66%B	2.71%	3.08%C	2.09%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$21	$19	$21	$29	$56	$150
Portfolio turnover rateL	179%K	176%	110%	112%	19%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.99%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58.%

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.09	$28.47	$26.86	$29.56	$33.44	$30.80
Income from Investment Operations
Net investment income (loss)A	.14	.68B	.68	.73C	.57	.42
Net realized and unrealized gain (loss)	1.40	.25	2.01D	(.68)	(2.82)	2.82E
Total from investment operations	1.54	.93	2.69	.05	(2.25)	3.24
Distributions from net investment income	(.19)	(.73)	(.66)	(.75)	(.53)	(.39)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)	(.21)
Total distributions	(1.70)	(1.31)	(1.08)	(2.75)	(1.63)	(.60)
Net asset value, end of period	$27.93	$28.09	$28.47	$26.86	$29.56	$33.44
Total ReturnF,G,H	6.25%	3.31%	10.26%D	.53%	(6.91)%	10.67%E
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.04%	1.01%	1.04%	1.12%	1.14%
Expenses net of fee waivers, if any	1.06%K	1.04%	1.01%	1.04%	1.12%	1.14%
Expenses net of all reductions	1.06%K	1.03%	1.01%	1.04%	1.12%	1.14%
Net investment income (loss)	1.04%K	2.38%B	2.44%	2.77%C	1.81%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$14	$7	$9	$14
Portfolio turnover rateL	179%K	176%	110%	112%	19%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.89	$28.31	$26.68	$29.37	$33.23	$30.63
Income from Investment Operations
Net investment income (loss)A	.08	.54B	.54	.60C	.42	.27
Net realized and unrealized gain (loss)	1.39	.25	2.01D	(.67)	(2.80)	2.80E
Total from investment operations	1.47	.79	2.55	(.07)	(2.38)	3.07
Distributions from net investment income	(.12)	(.63)	(.50)	(.62)	(.38)	(.26)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)	(.21)
Total distributions	(1.63)	(1.21)	(.92)	(2.62)	(1.48)	(.47)
Net asset value, end of period	$27.73	$27.89	$28.31	$26.68	$29.37	$33.23
Total ReturnF,G,H	6.01%	2.82%	9.75%D	.09%	(7.35)%	10.13%E
Ratios to Average Net AssetsI,J
Expenses before reductions	1.53%K	1.50%	1.50%	1.50%	1.60%	1.62%
Expenses net of fee waivers, if any	1.52%K	1.50%	1.49%	1.49%	1.60%	1.62%
Expenses net of all reductions	1.52%K	1.49%	1.49%	1.49%	1.59%	1.62%
Net investment income (loss)	.58%K	1.92%B	1.96%	2.32%C	1.33%	.84%
Supplemental Data
Net assets, end of period (in millions)	$16	$17	$19	$24	$39	$48
Portfolio turnover rateL	179%K	176%	110%	112%	19%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.18	$28.59	$26.95	$29.66	$33.56	$30.90
Income from Investment Operations
Net investment income (loss)A	.22	.85B	.83	.88C	.75	.60
Net realized and unrealized gain (loss)	1.41	.25	2.02D	(.68)	(2.83)	2.83E
Total from investment operations	1.63	1.10	2.85	.20	(2.08)	3.43
Distributions from net investment income	(.27)	(.93)	(.80)	(.92)	(.72)	(.56)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)	(.21)
Total distributions	(1.78)	(1.51)	(1.21)F	(2.91)G	(1.82)	(.77)
Net asset value, end of period	$28.03	$28.18	$28.59	$26.95	$29.66	$33.56
Total ReturnH,I	6.58%	3.93%	10.88%D	1.13%	(6.38)%	11.28%E
Ratios to Average Net AssetsJ,K
Expenses before reductions	.48%L	.46%	.45%	.45%	.56%	.58%
Expenses net of fee waivers, if any	.48%L	.46%	.45%	.45%	.56%	.58%
Expenses net of all reductions	.48%L	.45%	.45%	.45%	.56%	.58%
Net investment income (loss)	1.62%L	2.96%B	3.00%	3.36%C	2.37%	1.88%
Supplemental Data
Net assets, end of period (in millions)	$1,352	$1,278	$1,432	$1,490	$1,823	$2,307
Portfolio turnover rateM	179%L	176%	110%	112%	19%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 F Total distributions of $1.21 per share is comprised of distributions from net investment income of $.799 and distributions from net realized gain of $.415 per share.

 G Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.13	$28.55	$26.91	$29.62	$33.51	$30.86
Income from Investment Operations
Net investment income (loss)A	.22	.84B	.83	.88C	.74	.59
Net realized and unrealized gain (loss)	1.41	.24	2.02D	(.68)	(2.82)	2.83E
Total from investment operations	1.63	1.08	2.85	.20	(2.08)	3.42
Distributions from net investment income	(.27)	(.92)	(.79)	(.91)	(.71)	(.56)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)	(.21)
Total distributions	(1.78)	(1.50)	(1.21)	(2.91)	(1.81)	(.77)
Net asset value, end of period	$27.98	$28.13	$28.55	$26.91	$29.62	$33.51
Total ReturnF,G	6.59%	3.87%	10.87%D	1.11%	(6.39)%	11.25%E
Ratios to Average Net AssetsH,I
Expenses before reductions	.49%J	.47%	.47%	.47%	.58%	.61%
Expenses net of fee waivers, if any	.49%J	.47%	.47%	.47%	.58%	.61%
Expenses net of all reductions	.49%J	.47%	.47%	.47%	.58%	.61%
Net investment income (loss)	1.61%J	2.94%B	2.98%	3.35%C	2.35%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$49	$32	$41	$68	$128	$159
Portfolio turnover rateK	179%J	176%	110%	112%	19%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

	Six months ended (Unaudited) May 31,	Year endedNovember 30,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B	.24	.10
Net realized and unrealized gain (loss)	1.40	(.90)
Total from investment operations	1.64	(.80)
Distributions from net investment income	(.29)	(.36)
Distributions from net realized gain	(1.51)	–
Total distributions	(1.80)	(.36)
Net asset value, end of period	$27.98	$28.14
Total ReturnC,D	6.62%	(2.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G	.37%G
Expenses net of fee waivers, if any	.38%G	.37%G
Expenses net of all reductions	.38%G	.36%G
Net investment income (loss)	1.72%G	2.35%G
Supplemental Data
Net assets, end of period (in millions)	$2	$1
Portfolio turnover rateH	179%G	176%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$129,037
Gross unrealized depreciation	(59,189)
Net unrealized appreciation (depreciation)	$69,848
Tax cost	$1,392,305

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $977,958 and $907,702, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25	$1
Class M	.25%	.25%	15	–(a)
Class C	.75%	.25%	80	6
			$120	$7

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	–(a)
Class C(b)	1
$7

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$19.20
Class M	7.23
Class C	15.19
Convertible Securities	982.15
Class I	31.16
Class Z	1.05
	$1,055

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,498	2.49%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to less than five hundred dollars. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Convertible Securities	$2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5 and a portion of class-level operating expenses as follows:

Amount
Class A	$–(a)
Class M	–(a)
Class C	–(a)
Convertible Securities	15
Class I	–(a)
Class Z	–(a)
$16

 (a) In the amount of less than five hundred dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018(a)
Distributions to shareholders
Class A	$1,155	$1,018
Class M	363	500
Class C	973	778
Convertible Securities	79,924	72,625
Class I	2,045	1,886
Class Z	101	1
Total	$84,561	$76,808

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018(a)	Six months ended May 31, 2019	Year ended November 30, 2018(a)
Class A
Shares sold	154	99	$4,260	$2,856
Reinvestment of distributions	44	35	1,102	971
Shares redeemed	(101)	(203)	(2,737)	(5,783)
Net increase (decrease)	97	(69)	$2,625	$(1,956)
Class M
Shares sold	11	75	$292	$2,133
Reinvestment of distributions	14	18	358	496
Shares redeemed	(26)	(388)	(687)	(10,794)
Net increase (decrease)	(1)	(295)	$(37)	$(8,165)
Class C
Shares sold	60	76	$1,653	$2,156
Reinvestment of distributions	37	26	913	731
Shares redeemed	(134)	(181)	(3,654)	(5,103)
Net increase (decrease)	(37)	(79)	$(1,088)	$(2,216)
Convertible Securities
Shares sold	3,791	1,930	$104,152	$55,256
Reinvestment of distributions	2,788	2,239	69,623	63,197
Shares redeemed	(3,701)	(8,880)	(101,430)	(253,754)
Net increase (decrease)	2,878	(4,711)	$72,345	$(135,301)
Class I
Shares sold	890	353	$24,621	$10,075
Reinvestment of distributions	79	61	1,984	1,710
Shares redeemed	(357)	(703)	(9,871)	(19,963)
Net increase (decrease)	612	(289)	$16,734	$(8,178)
Class Z
Shares sold	61	48	$1,631	$1,327
Reinvestment of distributions	3	–(b)	86	1
Shares redeemed	(26)	–(b)	(724)	(2)
Net increase (decrease)	38	48	$993	$1,326

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018

 (b) Amount is less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	.78%
Actual		$1,000.00	$1,064.10	$4.01
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	1.06%
Actual		$1,000.00	$1,062.50	$5.45
Hypothetical-C		$1,000.00	$1,019.65	$5.34
Class C	1.52%
Actual		$1,000.00	$1,060.10	$7.81
Hypothetical-C		$1,000.00	$1,017.35	$7.64
Convertible Securities	.48%
Actual		$1,000.00	$1,065.80	$2.47
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class I	.49%
Actual		$1,000.00	$1,065.90	$2.52
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class Z	.38%
Actual		$1,000.00	$1,066.20	$1.96
Hypothetical-C		$1,000.00	$1,023.04	$1.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in May 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Convertible Securities Fund

2018 Total Return % vs. Lipper Convertible Securities Funds and ICE BAML All US Convt:
75% beaten
25% beaten
Benchmark
Retail Class
Class C
13.00
12.00
11.00
10.00
9.00
8.00
7.00
11.98
11.73
9.19
8.74
8.07
25.0
20.0
15.0
10.0
5.0
24.9
23.7
16.5
12.9
9.5
70.0
60.0
50.0
40.0
30.0
20.0
61.0
55.8
39.6
35.3
28.4
1 Year
3 Year
5 Year

% Beaten

Retail Class	30%	11%	18%
Class A	27%	8%	13%
Class C	19%	1%	0%
Class I	31%	9%	15%
Class M	22%	4%	7%

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and noted that the fund's underperformance has continued since the Board approved the management contract in 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CVS-SANN-0719
1.704534.121

Fidelity® Equity Dividend Income Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Chevron Corp.	3.6
Wells Fargo & Co.	3.4
Verizon Communications, Inc.	3.1
Comcast Corp. Class A	2.9
United Technologies Corp.	2.6
General Dynamics Corp.	2.3
UnitedHealth Group, Inc.	2.1
Johnson & Johnson	2.1
Bank of America Corp.	1.9
Chubb Ltd.	1.9
25.9

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	20.4
Health Care	14.4
Communication Services	11.4
Energy	9.3
Industrials	8.8

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 16.8%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	580,080	$17,739
Verizon Communications, Inc.	2,763,700	150,207
		167,946
Entertainment - 2.0%
Cinemark Holdings, Inc.	887,400	33,712
The Walt Disney Co.	450,300	59,458
		93,170
Media - 5.9%
Comcast Corp. Class A	3,337,400	136,833
Informa PLC	3,614,601	35,489
Interpublic Group of Companies, Inc.	2,026,100	42,994
Omnicom Group, Inc.	851,400	65,864
		281,180

TOTAL COMMUNICATION SERVICES		542,296

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.5%
Subaru Corp.	1,010,100	23,341
Hotels, Restaurants & Leisure - 1.2%
Six Flags Entertainment Corp.	543,100	26,807
Wyndham Destinations, Inc.	793,300	31,557
		58,364
Household Durables - 0.4%
Whirlpool Corp.	169,100	19,426
Textiles, Apparel & Luxury Goods - 1.2%
Rattler Midstream LP	259,700	4,862
Tapestry, Inc.	1,741,200	49,729
		54,591

TOTAL CONSUMER DISCRETIONARY		155,722

CONSUMER STAPLES - 8.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	540,500	29,717
Food & Staples Retailing - 1.0%
Kroger Co.	1,294,900	29,537
Sysco Corp.	224,200	15,429
		44,966
Food Products - 2.3%
General Mills, Inc.	1,184,350	58,554
The J.M. Smucker Co.	424,100	51,554
		110,108
Household Products - 0.8%
Reckitt Benckiser Group PLC	482,900	38,760
Personal Products - 0.7%
Unilever NV (NY Reg.)	565,700	34,010
Tobacco - 3.2%
Altria Group, Inc.	749,200	36,756
British American Tobacco PLC sponsored ADR	2,621,500	90,887
Imperial Tobacco Group PLC	877,537	21,246
		148,889

TOTAL CONSUMER STAPLES		406,450

ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
BP PLC sponsored ADR	1,285,100	52,329
Chevron Corp.	1,492,570	169,929
Enterprise Products Partners LP	2,037,600	56,829
Suncor Energy, Inc.	1,310,300	40,377
Targa Resources Corp.	300,200	11,546
The Williams Companies, Inc.	2,540,800	67,026
Valero Energy Corp.	633,300	44,584
		442,620
FINANCIALS - 20.4%
Banks - 10.0%
Bank of America Corp.	3,481,300	92,603
Bank OZK	1,109,600	32,067
BB&T Corp.	809,400	37,839
First Hawaiian, Inc.	750,200	18,672
Huntington Bancshares, Inc.	2,929,300	37,056
JPMorgan Chase & Co.	219,422	23,250
PNC Financial Services Group, Inc.	553,200	70,400
Wells Fargo & Co.	3,649,908	161,946
		473,833
Capital Markets - 3.2%
Apollo Global Management LLC Class A	1,937,300	56,976
Lazard Ltd. Class A	994,400	30,986
Northern Trust Corp.	355,900	30,437
OM Asset Management Ltd.	360,500	3,872
State Street Corp.	521,000	28,785
		151,056
Consumer Finance - 1.9%
Capital One Financial Corp.	712,800	61,208
Synchrony Financial	809,700	27,230
		88,438
Insurance - 4.4%
Chubb Ltd.	623,479	91,072
FNF Group	702,400	27,078
Principal Financial Group, Inc.	570,100	29,400
The Travelers Companies, Inc.	412,300	60,019
		207,569
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	1,581,100	25,930
Starwood Property Trust, Inc.	884,600	19,505
		45,435

TOTAL FINANCIALS		966,331

HEALTH CARE - 14.4%
Biotechnology - 0.9%
Amgen, Inc.	271,200	45,209
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	182,700	42,649
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	449,900	35,029
Anthem, Inc.	60,000	16,679
CVS Health Corp.	935,826	49,009
McKesson Corp.	344,800	42,114
Quest Diagnostics, Inc.	415,600	39,860
UnitedHealth Group, Inc.	414,900	100,323
		283,014
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	1,593,500	72,297
GlaxoSmithKline PLC	1,912,875	36,930
Johnson & Johnson	757,266	99,315
Roche Holding AG (participation certificate)	170,997	44,913
Sanofi SA sponsored ADR	1,419,900	57,407
		310,862

TOTAL HEALTH CARE		681,734

INDUSTRIALS - 8.8%
Aerospace & Defense - 5.3%
General Dynamics Corp.	682,200	109,711
Northrop Grumman Corp.	59,500	18,043
United Technologies Corp.	968,730	122,351
		250,105
Industrial Conglomerates - 1.2%
General Electric Co.	5,890,697	55,608
Machinery - 1.5%
Allison Transmission Holdings, Inc.	285,900	11,833
Deere & Co.	173,700	24,348
Stanley Black & Decker, Inc.	262,600	33,408
		69,589
Professional Services - 0.6%
Intertrust NV (a)	1,623,500	30,760
Road & Rail - 0.2%
Union Pacific Corp.	66,600	11,108

TOTAL INDUSTRIALS		417,170

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.5%
Cisco Systems, Inc.	448,400	23,330
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	275,300	23,189
IT Services - 4.1%
Amdocs Ltd.	1,388,100	82,481
Capgemini SA	467,600	52,290
Cognizant Technology Solutions Corp. Class A	549,000	34,000
Sabre Corp.	1,224,000	24,823
		193,594
Semiconductors & Semiconductor Equipment - 0.5%
Qualcomm, Inc.	329,451	22,014
Software - 1.3%
Citrix Systems, Inc.	128,700	12,113
Microsoft Corp.	396,426	49,030
		61,143
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	122,200	21,394

TOTAL INFORMATION TECHNOLOGY		344,664

MATERIALS - 3.7%
Chemicals - 1.6%
Dow, Inc. (b)	387,332	18,112
DowDuPont, Inc.	1,536,598	46,897
Westlake Chemical Corp.	208,700	11,956
		76,965
Containers & Packaging - 2.1%
Graphic Packaging Holding Co.	4,097,100	53,262
Silgan Holdings, Inc.	653,200	18,936
WestRock Co.	830,931	27,088
		99,286

TOTAL MATERIALS		176,251

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Brandywine Realty Trust (SBI)	2,007,700	30,336
CorePoint Lodging, Inc.	632,800	7,670
Corporate Office Properties Trust (SBI)	953,400	26,543
Potlatch Corp.	1,103,300	37,126
SL Green Realty Corp.	414,700	35,664
VEREIT, Inc.	5,029,000	44,658
		181,997
UTILITIES - 5.9%
Electric Utilities - 4.3%
Duke Energy Corp.	862,400	73,830
Exelon Corp.	1,848,200	88,861
PPL Corp.	1,373,300	40,869
		203,560
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	1,132,300	16,985
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	2,063,300	58,680

TOTAL UTILITIES		279,225

TOTAL COMMON STOCKS
(Cost $4,446,312)		4,594,460

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.41% (c)
(Cost $145,839)	145,809,575	145,839
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,592,151)		4,740,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		842
NET ASSETS - 100%		$4,741,141

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,760,000 or 0.6% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,262
Fidelity Securities Lending Cash Central Fund	5
Total	$1,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$542,296	$542,296	$--	$--
Consumer Discretionary	155,722	132,381	23,341	--
Consumer Staples	406,450	367,690	38,760	--
Energy	442,620	442,620	--	--
Financials	966,331	966,331	--	--
Health Care	681,734	599,891	81,843	--
Industrials	417,170	417,170	--	--
Information Technology	344,664	344,664	--	--
Materials	176,251	176,251	--	--
Real Estate	181,997	181,997	--	--
Utilities	279,225	279,225	--	--
Money Market Funds	145,839	145,839	--	--
Total Investments in Securities:	$4,740,299	$4,596,355	$143,944	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
United Kingdom	5.9%
Switzerland	3.4%
France	2.3%
Bailiwick of Guernsey	1.8%
Netherlands	1.3%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,446,312)	$4,594,460
Fidelity Central Funds (cost $145,839)	145,839
Total Investment in Securities (cost $4,592,151)		$4,740,299
Cash		138
Foreign currency held at value (cost $679)		679
Receivable for investments sold		30,221
Receivable for fund shares sold		928
Dividends receivable		15,831
Distributions receivable from Fidelity Central Funds		302
Prepaid expenses		1
Other receivables		83
Total assets		4,788,482
Liabilities
Payable for investments purchased	$41,275
Payable for fund shares redeemed	3,556
Accrued management fee	1,802
Other affiliated payables	662
Other payables and accrued expenses	46
Total liabilities		47,341
Net Assets		$4,741,141
Net Assets consist of:
Paid in capital		$4,435,371
Total distributable earnings (loss)		305,770
Net Assets		$4,741,141
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,553,300 ÷ 192,159 shares)		$23.70
Class K:
Net Asset Value, offering price and redemption price per share ($187,841 ÷ 7,928 shares)		$23.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$79,161
Income from Fidelity Central Funds		1,267
Total income		80,428
Expenses
Management fee	$10,664
Transfer agent fees	3,371
Accounting and security lending fees	538
Custodian fees and expenses	39
Independent trustees' fees and expenses	13
Registration fees	47
Audit	39
Legal	7
Miscellaneous	21
Total expenses before reductions	14,739
Expense reductions	(88)
Total expenses after reductions		14,651
Net investment income (loss)		65,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,847
Fidelity Central Funds	5
Foreign currency transactions	(63)
Total net realized gain (loss)		156,789
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(304,604)
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		(304,589)
Net gain (loss)		(147,800)
Net increase (decrease) in net assets resulting from operations		$(82,023)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,777	$129,318
Net realized gain (loss)	156,789	480,864
Change in net unrealized appreciation (depreciation)	(304,589)	(552,742)
Net increase (decrease) in net assets resulting from operations	(82,023)	57,440
Distributions to shareholders	(525,180)	(534,622)
Share transactions - net increase (decrease)	246,160	(6,630)
Total increase (decrease) in net assets	(361,043)	(483,812)
Net Assets
Beginning of period	5,102,184	5,585,996
End of period	$4,741,141	$5,102,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.18	$29.62	$27.50	$26.01	$26.99	$24.15
Income from Investment Operations
Net investment income (loss)A	.33	.66	.65	.57	.64	.70B
Net realized and unrealized gain (loss)	(1.00)	(.27)	3.20	2.26	(.95)C	2.77
Total from investment operations	(.67)	.39	3.85	2.83	(.31)	3.47
Distributions from net investment income	(.32)	(.66)	(.63)	(.51)	(.58)	(.63)
Distributions from net realized gain	(2.49)	(2.18)	(1.10)	(.83)	(.08)	–
Total distributions	(2.81)	(2.83)D	(1.73)	(1.34)	(.67)E	(.63)
Net asset value, end of period	$23.70	$27.18	$29.62	$27.50	$26.01	$26.99
Total ReturnF,G	(1.47)%	1.28%	14.61%	11.60%	(1.13)%C	14.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.61%	.62%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.61%J	.61%	.62%	.63%	.63%	.63%
Expenses net of all reductions	.61%J	.60%	.61%	.62%	.62%	.63%
Net investment income (loss)	2.70%J	2.39%	2.35%	2.23%	2.42%	2.78%B
Supplemental Data
Net assets, end of period (in millions)	$4,553	$4,882	$5,351	$5,296	$4,819	$5,253
Portfolio turnover rateK	44%J	56%	52%	55%	49%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%

 D Total distributions of $2.83 per share is comprised of distributions from net investment income of $.658 and distributions from net realized gain of $2.176 per share.

 E Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.18	$29.62	$27.50	$26.01	$26.99	$24.15
Income from Investment Operations
Net investment income (loss)A	.34	.69	.68	.59	.67	.73B
Net realized and unrealized gain (loss)	(1.00)	(.27)	3.20	2.27	(.96)C	2.76
Total from investment operations	(.66)	.42	3.88	2.86	(.29)	3.49
Distributions from net investment income	(.33)	(.69)	(.66)	(.54)	(.61)	(.65)
Distributions from net realized gain	(2.49)	(2.18)	(1.10)	(.83)	(.08)	–
Total distributions	(2.83)D	(2.86)E	(1.76)	(1.37)	(.69)	(.65)
Net asset value, end of period	$23.69	$27.18	$29.62	$27.50	$26.01	$26.99
Total ReturnF,G	(1.46)%	1.39%	14.73%	11.72%	(1.03)%C	14.72%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%J	.51%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.51%J	.50%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.80%J	2.49%	2.45%	2.33%	2.52%	2.89%B
Supplemental Data
Net assets, end of period (in millions)	$188	$220	$235	$298	$277	$394
Portfolio turnover rateK	44%J	56%	52%	55%	49%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%

 D Total distributions of $2.83 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $2.491 per share.

 E Total distributions of $2.86 per share is comprised of distributions from net investment income of $.686 and distributions from net realized gain of $2.176 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$520,675
Gross unrealized depreciation	(391,448)
Net unrealized appreciation (depreciation)	$129,227
Tax cost	$4,611,072

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,047,248 and $1,279,283, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,326.14
Class K	45.05
	$3,371

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Equity Dividend Income	$6

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Equity Dividend Income	$502,583	$511,773
Class K	22,597	22,849
Total	$525,180	$534,622

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Equity Dividend Income
Shares sold	3,890	14,802	$94,154	$413,851
Reinvestment of distributions	21,667	17,294	471,355	479,230
Shares redeemed	(13,035)	(33,103)	(313,592)	(905,388)
Net increase (decrease)	12,522	(1,007)	$251,917	$(12,307)
Class K
Shares sold	578	1,531	$14,045	$42,769
Reinvestment of distributions	1,039	825	22,597	22,849
Shares redeemed	(1,802)	(2,178)	(42,399)	(59,941)
Net increase (decrease)	(185)	178	$(5,757)	$5,677

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Equity Dividend Income	.61%
Actual		$1,000.00	$985.30	$3.02
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.51%
Actual		$1,000.00	$985.40	$2.52
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity Dividend Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity Dividend Income Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity Dividend Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EII-SANN-0719
1.704739.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019